Major Commitments and Contingencies (Environmental Matters) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 57	$ 61	$ 78
Accruals and other	44	31	16
Payments	(42)	(34)	(34)
Foreign exchange	0	(1)	1
End of year	59	57	61
Current portion - End of year	$ 46	38	39
Anticipated environmental liability disbursement time frame	next five years
Anticipated environmental liability disbursement time frame (in years)	5 years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 25	25	22
Environmental capital expenditures	$ 20	$ 25	$ 19